Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 327	$ 395	$ 358
Amortization of prior service cost (credit)	(8)	6	(1)
Expected return on plan assets	(1,181)	(1,245)	(1,795)
Interest cost	1,035	1,002	1,449
Remeasurement (gain) loss, net	2,380	(2,470)	5,542
Net periodic benefit (income) cost	2,553	(2,312)	5,553
Curtailment and termination benefits	11	4
Total	2,564	(2,308)	5,553
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	258	318	359
Amortization of prior service cost (credit)	(253)	(247)	(89)
Expected return on plan assets	(161)	(143)	(171)
Interest cost	1,107	1,095	1,284
Remeasurement (gain) loss, net	4,615	(3,989)	1,262
Net periodic benefit (income) cost	5,566	(2,966)	2,645
Total	$ 5,566	$ (2,966)	$ 2,645